Employee benefit liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of Employee benefit liabilities [Abstract]
Employee benefit liabilities
Note 22 - Employee benefit liabilities

Liabilities for employee benefits comprise:

	December 31,
	2020	2019	2020
	NIS	NIS	US Dollars

Defined benefit schemes (note 25)	1,905	1,486	593
Employee benefit	2,338	2,176	727
Accrual for annual leave	1,099	735	342
	5,342	4,397	1,662

Estimates and assumptions
The costs, assets and liabilities of the defined benefit schemes operating by the Company are determined using methods relying on actuarial estimates and assumptions. Details of the key assumptions are set out in note 28. The Company takes advice from independent actuaries relating to the appropriateness of the assumptions. Changes in the assumptions used may have a significant effect on the consolidated statement of comprehensive income and the consolidated statement of financial position.